Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Period End Date	Dec. 31, 2025
Document Type	11-K
Entity Registrant Name	Mativ Holdings, Inc.
Entity Central Index Key	0001000623
Amendment Flag	false